Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Other tax payable	$ 319	$ 108
Customer contract liability, current	353	105
Other current liabilities	160	196
Total other current liabilities	$ 832	$ 409